Average Annual Total Returns (Optimized Value Trust)	12 Months Ended
May 01, 2011
Russell 1000 Value Index
Average Annual Return:
One Year	15.51%
Five Year	1.28%
Since Inception	4.14%
Date of Inception	May 03, 2004
Series I, Optimized Value Trust
Average Annual Return:
One Year	13.56%
Five Year	(0.92%)
Since Inception	3.07%
Date of Inception	May 03, 2004
Series II, Optimized Value Trust
Average Annual Return:
One Year	13.11%
Five Year	(1.11%)
Since Inception	2.86%
Date of Inception	May 03, 2004
Series NAV, Optimized Value Trust
Average Annual Return:
One Year	13.51%
Five Year	(0.86%)
Since Inception	3.12%
Date of Inception	Feb. 28, 2005